SEGMENTS (Details 3) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Product Information [Line Items]
Net revenues	$ 5,630	$ 4,810
Branded CNS [Member]
Product Information [Line Items]
Net revenues	1,138	1,323
Branded Respiratory Products [Member]
Product Information [Line Items]
Net revenues	304	366
Branded Womens Health Products [Member]
Product Information [Line Items]
Net revenues	124	110
Branded Oncology Products [Member]
Product Information [Line Items]
Net revenues	270	268
Other Branded Products [Member]
Product Information [Line Items]
Net revenues	184	85
Branded C N S Copaxone [Member]
Product Information [Line Items]
Net revenues	970	1,006
Branded C N S Azilect [Member]
Product Information [Line Items]
Net revenues	60	113
Branded C N S Nuvigil [Member]
Product Information [Line Items]
Net revenues	17	103
Branded Respiratory Proair [Member]
Product Information [Line Items]
Net revenues	121	173
Branded Respiratory Qvar [Member]
Product Information [Line Items]
Net revenues	98	134
Branded Oncology Treanda and Bendeka [Member]
Product Information [Line Items]
Net revenues	157	155
Branded [Member]
Product Information [Line Items]
Net revenues	$ 2,020	$ 2,152